SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

year ended December 31, 2020	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,469	5,031	716	2,371	412	—		12,999
Intersegment revenues	—	165	—	—	20	(185)	2	—
	4,469	5,196	716	2,371	432	(185)		12,999
Income from equity investments	12	264	127	75	455	86	3	1,019
Plant operating costs and other	(1,631)	(1,485)	(57)	(654)	(220)	169	2	(3,878)
Property taxes	(284)	(337)	—	(101)	(5)	—		(727)
Depreciation and amortization	(1,273)	(801)	(117)	(332)	(67)	—		(2,590)
Net gain /(loss) on sale of assets	364	—	—	—	(414)	—		(50)
Segmented earnings	1,657	2,837	669	1,359	181	70		6,773
Interest expense								(2,228)
Allowance for funds used during construction								349
Interest income and other[3]								213
Income before income taxes								5,107
Income tax expense								(194)
Net income								4,913
Net income attributable to non-controlling interests								(297)
Net income attributable to controlling interests								4,616
Preferred share dividends								(159)
Net income attributable to common shares								4,457

Capital spending
Capital expenditures	3,503	2,785	173	1,315	179	58		8,013
Capital projects in development	—	—	—	122	—	—		122
Contributions to equity investments	105	—	—	5	655	—		765
	3,608	2,785	173	1,442	834	58		8,900
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other by the corresponding foreign exchange losses and gains on the affiliate receivable balance. Refer to Note 10, Loans receivable from affiliates, for additional information.

year ended December 31, 2019	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,010	4,978	603	2,879	785	—		13,255
Intersegment revenues	—	164	—	—	19	(183)	2	—
	4,010	5,142	603	2,879	804	(183)		13,255
Income /(loss) from equity investments	12	264	56	70	571	(53)	3	920
Plant operating costs and other	(1,473)	(1,581)	(54)	(728)	(243)	166	2	(3,913)
Commodity purchases resold	—	—	—	—	(365)	—		(365)
Property taxes	(275)	(345)	—	(101)	(6)	—		(727)
Depreciation and amortization	(1,159)	(754)	(115)	(341)	(95)	—		(2,464)
Net gain /(loss) on assets sold/held for sale	—	21	—	69	(211)	—		(121)
Segmented earnings /(losses)	1,115	2,747	490	1,848	455	(70)		6,585
Interest expense								(2,333)
Allowance for funds used during construction								475
Interest income and other[3]								460
Income before income taxes								5,187
Income tax expense								(754)
Net income								4,433
Net income attributable to non-controlling interests								(293)
Net income attributable to controlling interests								4,140
Preferred share dividends								(164)
Net income attributable to common shares								3,976

Capital spending
Capital expenditures	3,900	2,500	323	239	481	32		7,475
Capital projects in development	6	—	—	701	—	—		707
Contributions to equity investments	—	16	34	14	538	—		602
	3,906	2,516	357	954	1,019	32		8,784
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income /(loss) from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange losses and gains on the peso-denominated loans from affiliates which are fully offset in Interest income and other by the corresponding foreign exchange gains and losses on the affiliate receivable balance. Refer to Note 10, Loans receivable from affiliates, for additional information.

year ended December 31, 2018	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,038	4,314	619	2,584	2,124	—		13,679
Intersegment revenues	—	162	—	—	56	(218)	2	—
	4,038	4,476	619	2,584	2,180	(218)		13,679
Income from equity investments	12	256	22	64	355	5	3	714
Plant operating costs and other	(1,405)	(1,368)	(34)	(630)	(315)	159	2	(3,593)
Commodity purchases resold	—	—	—	—	(1,486)	—		(1,486)
Property taxes	(266)	(199)	—	(98)	(6)	—		(569)
Depreciation and amortization	(1,129)	(664)	(97)	(341)	(119)	—		(2,350)
Goodwill and other asset impairment charges	—	(801)	—	—	—	—		(801)
Net gain on sale of assets	—	—	—	—	170	—		170
Segmented earnings /(losses)	1,250	1,700	510	1,579	779	(54)		5,764
Interest expense								(2,265)
Allowance for funds used during construction								526
Interest income and other[3]								(76)
Income before income taxes								3,949
Income tax expense								(432)
Net income								3,517
Net loss attributable to non-controlling interests								185
Net income attributable to controlling interests								3,702
Preferred share dividends								(163)
Net income attributable to common shares								3,539

Capital spending
Capital expenditures	2,442	5,591	463	110	767	45		9,418
Capital projects in development	36	1	—	459	—	—		496
Contributions to equity investments	—	179	334	12	490	—		1,015
	2,478	5,771	797	581	1,257	45		10,929
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other by the corresponding foreign exchange losses and gains on the affiliate receivable balance. Refer to Note 10, Loans receivable from affiliates, for additional information.

at December 31	2020	2019
(millions of Canadian $)

Total Assets by segment
Canadian Natural Gas Pipelines	22,852	21,983
U.S. Natural Gas Pipelines	43,217	41,627
Mexico Natural Gas Pipelines	7,215	7,207
Liquids Pipelines	16,744	15,931
Power and Storage	5,062	7,788
Corporate	5,210	4,743
	100,300	99,279

Revenue from External Customers by Geographic Areas

year ended December 31	2020	2019	2018
(millions of Canadian $)

Revenues
Canada – domestic	4,392	4,059	4,187
Canada – export	1,059	1,035	1,075
United States	6,832	7,558	7,798
Mexico	716	603	619
	12,999	13,255	13,679

Schedule of Long-Lived Assets by Country

at December 31	2020	2019
(millions of Canadian $)

Plant, Property and Equipment
Canada	24,092	23,362
United States	39,698	36,184
Mexico	5,985	5,943
	69,775	65,489